Other Assets and Liabilities - Additional Information (Detail) - Credit risk [member] $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Number of customers | customer	19	19
Outstanding customer credit exposure	$ 10
Maximum exposure to credit risk, percentage	82.00%	79.00%
Provision for credit losses	$ 0	$ 0
Trade receivables [member] | Subsequent Period [Member]
Disclosure of credit risk exposure [line items]
Percentage of trade receivables	97.00%	99.00%
Trade receivables	$ 1,067	$ 885
Debtor [Member]
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days
Other Financial Assets [Member]
Disclosure of credit risk exposure [line items]
Credit exposure period	60 days
Bottom of range [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Credit exposure period	7 days
Top of range [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days